Share based payments - Outstanding stock options (Details) $ in Millions		1 Months Ended	6 Months Ended
	Apr. 03, 2023 EquityInstruments	Apr. 30, 2023 EquityInstruments	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | EquityInstruments	61,056	61,056
Number of shares on conversion | shares			1
Total share based payment expense | $			$ 72.0	$ 60.4
Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			33.33%
Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			2.78%